Note F - Real Estate Held For Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	For The Three Months Ended September 30, 2012	For The Period from May 1, 2012 (foreclosure) through September 30, 2012
Revenue	$124,000	$266,000
Expenses	(85,000)	(148,000)
Net Income	$39,000	$118,000

Schedule of Real Estate Properties [Table Text Block]
Beginning balance, January 1, 2012	$10,767,000
Real estate held for sale acquired through foreclosure	32,000
Proceeds on nonrefundable extension fee	(24,000)
Write down	(1,420,000)
Sale	(196,000)
Ending balance, September 30, 2012	$9,159,000

Other Real Estate, Non Covered, Roll Forward [Table Text Block]
Description	Balance at 12/31/10	Acquisitions Through Foreclosure	Write Downs	Additions/ (Cash Reductions)	Seller Financed / New Loan	Net Cash Proceeds on Sales	Net Gain (Loss) on Sale of Real Estate	Balance at 12/31/11

Land	$12,808,000	$--	$(1,951,000)	$(90,000)	$--	$--	$--	$10,767,000

Residential Building	--	160,000	--	--	--	(427,000)	267,000	--

Total	$12,808,000	$160,000	$(1,951,000)	$(90,000)	$--	$(427,000)	$267,000	$10,767,000
Description	Balance at 12/31/09	Acquisitions Through Foreclosure	Write Downs	Additions/ (Cash Reductions)	Seller Financed / New Loan	Net Cash Proceeds on Sales	Net Gain (Loss) on Sale of Real Estate	Balance at 12/31/10

Land	$19,959,000	$7,342,000	$(3,686,000)	$(9,000)	$(3,500,000)	$(7,627,000)	$329,000	$12,808,000

Residential Building	2,135,000	1,691,000	--	--	--	(3,782,000)	(44,000)	--

Total	$22,094,000	$9,033,000	$(3,686,000)	$(9,000)	$(3,500,000)	$(11,409,000)	$285,000	$12,808,000